SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE (Details)	Jun. 30, 2026
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	7 years
Game Development Cost [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Game Development Cost [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	7 years
Royalty [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	5 years
Royalty [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	10 years